Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 12,825	€ 12,728
Unrealised gains (losses)	57	(244)
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	4,058	9,819
Unrealised gains (losses)	(19)	(268)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	8,767	2,909
Unrealised gains (losses)	€ 76	€ 24